Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Warrants Activity

The following table contains additional information concerning warrants activity for the years 2024 and 2023:

	For the year ended December 31,
	2024		2023
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Outstanding at the beginning of the year	202,251	$23.31	202,251	$23.31
Issued	8,954,287	$1.19	-	-
Exercised	(1,511,429)	$0.001	-	$-
Outstanding and exercisable at year-end	7,645,109	$2.007	202,251	$23.31

Schedule of Warrants Outstanding

Set forth below is data regarding the range of exercise prices and remaining contractual life (in years) for warrants outstanding at December 31, 2024:

Number of Warrants	Exercise Price Per Share	Issuance date	Expiration date
22,750	$10.00	February 26, 2020	February 24, 2025
160,727	$25.00	February 12, 2021	February 9, 2026
18,774	$25.00	February 17, 2021	February 9, 2026
3,571,429	$1.40	May 29, 2024	December 1, 2025(i)
3,571,429	$1.40	May 29, 2024	November 29, 2029 (ii)
125,000	$1.75	May 29, 2024	December 1, 2025(i)
125,000	$1.75	May 29, 2024	May 27, 2029 (iii)
25,000	$3.25	November 26, 2024	February 2, 2027
25,000	$4.25	November 26, 2024	February 2, 2027
7,645,109

(i)	The earlier of (a) December 1, 2025 and (b) the 60th day following the occurrence of the Series A Milestone Event.
(ii)	The earlier of (a) November 29, 2029 and (b) the 60th day following the occurrence of the Series B Milestone Event.
(iii)	The earlier of (a) May 27, 2029 and (b) 60 days following the Series B Milestone Event.